NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - CAD ($)	Jun. 30, 2026	Mar. 31, 2026
NATURE AND CONTINUANCE OF OPERATIONS
Cash	$ 4,502,858	$ 1,414,013
Working capital	656,319
Accumulated deficit	$ (73,044,867)	$ (74,870,587)